Trade Accounts and Other Receivables, Contract Liabilities and Prepayments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade Accounts and Other Receivables, Contract Liabilities and Prepayments [Line Items]
Expеctеd credit loss	$ 15,039,662	$ 14,888,594
Write-off trade accounts receivables		927,519
Recovery
Contract liabilities	4,208,137	2,539,404
Interest income	172,836
UAE Customer [Member]
Trade Accounts and Other Receivables, Contract Liabilities and Prepayments [Line Items]
Expеctеd credit loss	3,313,538	3,313,538
Received amount from customer	1,619,416
Customer [Member]
Trade Accounts and Other Receivables, Contract Liabilities and Prepayments [Line Items]
Received amount from customer	$ 1,497,414
Trade Accounts Receivables [Member]
Trade Accounts and Other Receivables, Contract Liabilities and Prepayments [Line Items]
Write-off trade accounts receivables		$ 927,519